Reverse Takeover (Tables)	12 Months Ended
Oct. 31, 2019
Novicius Subco [Member]
IfrsStatementLineItems [Line Items]
Schedule of consideration transferred

3,773,689 shares at a price of CAD$0.315 per share	$900,403
Net assets (liabilities) of the Company acquired	(604,107)
Transaction costs	$1,504,510

Grown Rogue Canada [Member]
IfrsStatementLineItems [Line Items]
Schedule of consideration transferred

100,000 common shares at a price of CAD$0.315 per share	$23,860
Fair value of warrants of the Company issued (note 15vii)	893,646
Total consideration transferred	917,506
Net assets of Grown Rogue Canada acquired	61,447
Transaction costs	$856,059